Transactions with Affiliates and Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Affiliates and Related Parties
Schedule of changes in loans to executive officers, directors and affiliates
	Year Ended December 31,
(dollars in thousands)	2015	2014
Balance at beginning of year	$95,494	$109,814
New loans made	14,540	26,119
Repayments	(51,098)	(40,439)
Balance at end of year	$58,936	$95,494

Summary of transactions with related parties
	As of December 31,
(dollars in thousands)	2015	2014
Cash and due from banks	$24	$8,491
Other assets	1,080	703
Noninterest‑bearing demand deposits	(41,137)	(43,886)
Interest income from affiliates	70	213
Interest expense to affiliates	(7)	(9)
Noninterest income from affiliates	8,615	7,070
Noninterest expense to affiliates	(54)	(52)
Off‑balance sheet transactions:
Commitments to purchase foreign currencies(1)	4,108	168
(1)	Represents the notional amount of derivative financial instruments that are carried on the combined balance sheets at fair value.